7. Derivative Liabilities: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) - Assumptions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assumptions, Expected Volatility Rate	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.44%	0.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	0.62%	0.72%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	101.00%	98.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	105.00%	100.00%
Remaining Term1	0.21	1.72
Remaining Term 2	1.0	2.0
Stock Price	1.49	2.00
Stock Price2	3.00